Shareholders Equity - Changes in Common Shares Issued According to Exchange Ratio (Parenthetical) (Detail)	9 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2013 Fiat Industrial [Member]	Dec. 31, 2012 Fiat Industrial [Member]	Sep. 30, 2013 CNH Global N.V. [Member]	Dec. 31, 2013 CNH Global N.V. [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common shares, shares issued	1,222,568,882	1,222,568,882
Treasury shares cancelled	8,635
Share exchange ratio with new entity	1		3.828	3.828